Note 5 - Share Capital (Details)	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended			12 Months Ended								12 Months Ended					12 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended		1 Months Ended
	Nov. 02, 2013 USD ($)	Oct. 22, 2013 USD ($)	Feb. 29, 2012 USD ($)	Jun. 16, 2011 USD ($)	Nov. 02, 2013 USD ($)	Jun. 22, 2011	May 30, 2008 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 CAD	Jun. 20, 2012	Feb. 29, 2012 CAD	Jun. 16, 2011 CAD	Dec. 31, 2013 Cashless Exercise Provision [Member]	Dec. 31, 2013 Options Expected To Vest [Member]	Dec. 31, 2013 Non-Vested Stock Option Activity [Member] USD ($)	Dec. 31, 2013 Non-Vested Stock Option Activity [Member] CAD	May 30, 2008 Revised New Common Shares [Member]	Dec. 31, 2013 Protiva Share Options [Member] USD ($)	Dec. 31, 2011 Protiva Share Options [Member] USD ($)	Dec. 31, 2012 Cashless Exercise Provision [Member]	Jun. 22, 2011 2007 Plan [Member]	Jun. 22, 2011 2011 Plan [Member]	Dec. 31, 2013 2007 Plan And 2011 Plan [Member] USD ($)	Dec. 31, 2012 2007 Plan And 2011 Plan [Member]	Dec. 31, 2011 2007 Plan And 2011 Plan [Member]	Dec. 31, 2013 All Share Based Compensation Plans [Member]	Feb. 29, 2012 Issuance Costs Allocated To Shares [Member] USD ($)	Jun. 16, 2011 Issuance Costs Allocated To Shares [Member] USD ($)	Feb. 29, 2012 Issuance Costs Allocated To Warrants [Member] USD ($)	Jun. 16, 2011 Issuance Costs Allocated To Warrants [Member] USD ($)	Dec. 31, 2013 Revised Amount [Member]	Dec. 31, 2013 Original Amount [Member]	Jun. 22, 2011 Maximum [Member]
Note 5 - Share Capital (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	562,500	3,750,000	1,848,601	1,789,900
Sale of Stock, Price Per Share (in Dollars per share)	$ 8.00	$ 8.00	$ 2.20	$ 2.88	$ 8.00									2.20	2.85
Stock Issued During Period, Value, New Issues			$ 4,069,547	$ 5,160,934				$ 32,038,317		$ 3,040,119	$ 3,928,294
Share Price (in Dollars per share)														2.60	3.35
Proceeds from Issuance of Common Stock	34,500,000	30,000,000		4,598,862				32,038,317		3,843,996	4,598,862
Unit Issuance Cost			225,551	562,072																										178,521	481,135	47,030	80,937
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				894,950				1,014,728	1,014,728	1,588,411	949,495
Warrants and Rights Outstanding			850,907	751,505				5,378,722	5,378,772	4,014,821		4,014,821
Fair Value Assumptions, Risk Free Interest Rate			1.44%	2.19%				1.13%	1.13%	1.28%																0.00%
Fair Value Assumptions, Expected Volatility Rate			40.00%	40.00%				47.03%	47.03%	40.00%																								47.03%	40.00%
Fair Value Assumptions, Expected Dividend Rate			0.00%	0.00%				0.00%	0.00%	0.00%
Fair Value Assumptions, Expected Term			5 years	5 years				1 year 219 days	1 year 219 days	3 years 292 days																								1 year 219 days
Proceeds from Issuance of Private Placement			3,843,995
Class of Warrant or Right, Outstanding (in Shares)			924,302
Payments of Stock Issuance Costs					2,461,683
Proceeds From Issuance Of Common Stock Net					32,038,317
Warrants Exercised (in Shares)								105,683	105,683	230,841						468,000							54,545
Proceeds from Warrant Exercises								288,824		632,282
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)								199,765	199,765	38,644
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)						273,889							550,726
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						10 years																				9 years 219 days	8 years 73 days	9 years 219 days								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																								3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)								1,377,091	1,377,091	1,315,155	1,015,224
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)								$ 5.30	4.08	$ 2.51																$ 3.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																	9 years 73 days				2 years 36 days					5 years 328 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value								5,869,668
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)								$ 4.32	4.45									$ 5.73	5.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value								942,918		450,620
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value								954,534		1,071,240	355,657
Percentage Of Options Expected To Vest								98.00%	98.00%
Annual Forfeiture Rate								2.00%	2.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized								1,619,451
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition								15 months	15 months
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)							350,457													519,073
Investment Options, Exercise Price (in Dollars per share)							0.30
Conversion of Stock, Shares Converted (in Shares)							0.6752
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value								6,825,608	7,029,795												3,866,368
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value										$ 18,941											$ 8,265	$ 43,114
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)								1,730,765	1,730,765																				2,050,039
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)																													216,523